RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Balances With Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Trade payables, other accounts payable and accrued expenses	$ 380	$ 376
Trade Receivables	$ 0	$ 78